SCHEDULE OF VALUATION HIERARCHY FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Assets
Investment in unconsolidated entities		$ 206,231	$ 5,063,940
Total assets		206,231	5,063,940
Liabilities
Convertible notes payable		24,827,086	5,840,000
Total liabilities		24,827,086	5,840,000
Investment in unconsolidated entities		206,231
Notes payable		24,827,086
Fair Value, Inputs, Level 1 [Member]
Assets
Investment in unconsolidated entities
Total assets
Liabilities
Convertible notes payable
Total liabilities
Investment in unconsolidated entities
Notes payable
Fair Value, Inputs, Level 2 [Member]
Assets
Investment in unconsolidated entities
Total assets
Liabilities
Convertible notes payable		24,827,086	5,790,000
Total liabilities		24,827,086	5,790,000
Investment in unconsolidated entities
Notes payable		24,827,086
Fair Value, Inputs, Level 3 [Member]
Assets
Investment in unconsolidated entities		206,231	5,063,940
Total assets		206,231	5,063,940
Liabilities
Convertible notes payable			50,000
Total liabilities			$ 50,000
Investment in unconsolidated entities		206,231
Notes payable